Unaudited Condensed Consolidated Statements of Changes in Shareholders' (Deficit)/Equity - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Statutory reserves	Total Microvast Holdings, Inc. Shareholders’ Deficit	Noncontrolling interest	Total
Balance at Dec. 31, 2017	$ 6		$ (166,282)	$ 24,787	$ 6,032	$ (135,457)	$ 59,505	$ (75,952)
Balance (in Shares) at Dec. 31, 2017	99,028,297
Net loss			(54,892)			(54,892)	(5,799)	(60,691)
Accretion for Series A1 Preferred			(10,025)			(10,025)		(10,025)
Accretion for Series B1 Preferred			(8,391)			(8,391)		(8,391)
Accretion for Series EEL Preferred		(5,828)	(7,395)			(13,223)		(13,223)
Accretion for the noncontrolling interests to be redeemed			(9,497)			(9,497)		(9,497)
Transfer from liability to noncontrolling interests due to redemption ratio change							18,841	18,841
Noncontrolling investors’ compensation for performance guarantee			(1,168)			(1,168)	1,168
Foreign currency translation adjustments				(30,088)		(30,088)	2,059	(28,029)
Reclassification of noncontrolling interests to redeemable noncontrolling interests							(81,438)	(81,438)
Accretion for redeemable noncontrolling interests – before extinguishment			(2,505)			(2,505)		(2,505)
Fair value change of redeemable noncontrolling interests due to extinguishment		5,828				5,828		5,828
Accretion for redeemable noncontrolling interests – after extinguishment			(1,500)			(1,500)		(1,500)
Balance at Dec. 31, 2018	$ 6		(261,655)	(5,301)	6,032	(260,918)	(5,664)	(266,582)
Balance (in Shares) at Dec. 31, 2018	99,028,297
Net loss			(57,540)			(57,540)	(2,123)	(59,663)
Accretion for Series A1/C1 Preferred		(4,102)				(4,102)		(4,102)
Accretion for Series B1/C2 Preferred		(7,948)				(7,948)		(7,948)
Accretion for Series EEL/D1 Preferred		(30,839)				(30,839)		(30,839)
Accretion for the exiting noncontrolling interests		(5,805)				(5,805)		(5,805)
Foreign currency translation adjustments				(3,965)		(3,965)	16	(3,949)
Cumulative effect adjustment related to opening retained earnings for adoption of ASC 606			(1,565)			(1,565)		(1,565)
Fair value change of preferred shares due to extinguishment		61,138				61,138		61,138
Fair value change of redeemable noncontrolling interests due to extinguishment		8,299				8,299		8,299
Accretion of redeemable noncontrolling interests		(9,245)				(9,245)		(9,245)
Acquisition of noncontrolling interest		(7,771)				(7,771)	7,771
Balance at Dec. 31, 2019	$ 6	3,727	(320,760)	(9,266)	6,032	(320,261)		(320,261)
Balance (in Shares) at Dec. 31, 2019	99,028,297
Net loss			(29,074)					(29,074)
Accretion for Series C1 Preferred		(2,923)						(2,923)
Accretion for Series C2 Preferred		(804)	(5,846)					(6,650)
Accretion for Series D1 Preferred			(13,986)					(13,986)
Accretion for the exiting noncontrolling interests			(4,243)					(4,243)
Foreign currency translation adjustments				6,223				6,223
Accretion for redeemable noncontrolling interests			(7,681)					(7,681)
Balance at Sep. 30, 2020	$ 6		(381,590)	(3,043)	6,032			(378,595)
Balance (in Shares) at Sep. 30, 2020	99,028,297
Balance at Dec. 31, 2019	$ 6	3,727	(320,760)	(9,266)	6,032	$ (320,261)		(320,261)
Balance (in Shares) at Dec. 31, 2019	99,028,297
Net loss			(33,625)					(33,625)
Accretion for Series C1 Preferred		(3,727)	(170)					(3,897)
Accretion for Series C2 Preferred			(8,866)					(8,866)
Accretion for Series D1 Preferred			(18,648)					(18,648)
Accretion for the exiting noncontrolling interests			(5,668)					(5,668)
Foreign currency translation adjustments				16,622				16,622
Accretion of redeemable noncontrolling interests			(10,259)					(10,259)
Balance at Dec. 31, 2020	$ 6		(397,996)	7,356	6,032			(384,602)
Balance (in Shares) at Dec. 31, 2020	99,028,297
Balance at Jun. 30, 2020	$ 6		(359,646)	(13,910)	6,032			(367,518)
Balance (in Shares) at Jun. 30, 2020	99,028,297
Net loss			(10,089)					(10,089)
Accretion for Series C1 Preferred			(975)					(975)
Accretion for Series C2 Preferred			(2,216)					(2,216)
Accretion for Series D1 Preferred			(4,662)					(4,662)
Accretion for the exiting noncontrolling interests			(1,425)					(1,425)
Foreign currency translation adjustments				10,867				10,867
Accretion for redeemable noncontrolling interests			(2,577)					(2,577)
Balance at Sep. 30, 2020	$ 6		(381,590)	(3,043)	6,032			(378,595)
Balance (in Shares) at Sep. 30, 2020	99,028,297
Balance at Dec. 31, 2020	$ 6		(397,996)	7,356	6,032			(384,602)
Balance (in Shares) at Dec. 31, 2020	99,028,297
Net loss			(159,844)					(159,844)
Accretion for Series C1 Preferred			(2,257)					(2,257)
Accretion for Series C2 Preferred			(5,132)					(5,132)
Accretion for Series D1 Preferred			(10,708)					(10,708)
Accretion for the exiting noncontrolling interests			(3,682)					(3,682)
Issuance of common stock upon the reverse recapitalization, net of issuance costs of $42.8 million (Note 3)	$ 23	1,241,648						1,241,671
Issuance of common stock upon the reverse recapitalization, net of issuance costs of $42.8 million (Note 3) (in Shares)	191,254,950
Share-based compensation	$ 1	49,551						49,552
Share-based compensation (in Shares)	8,551,647
Foreign currency translation adjustments				(2,373)				(2,373)
Accretion for redeemable noncontrolling interests			(5,841)					(5,841)
Balance at Sep. 30, 2021	$ 30	1,291,199	(585,460)	4,983	6,032			716,784
Balance (in Shares) at Sep. 30, 2021	298,834,894
Balance at Jun. 30, 2021	$ 6		(465,457)	8,113	6,032			(451,306)
Balance (in Shares) at Jun. 30, 2021	99,028,297
Net loss			(116,476)					(116,476)
Accretion for Series C1 Preferred			(251)					(251)
Accretion for Series C2 Preferred			(570)					(570)
Accretion for Series D1 Preferred			(1,190)					(1,190)
Accretion for the exiting noncontrolling interests			(858)					(858)
Issuance of common stock upon the reverse recapitalization, net of issuance costs of $42.8 million (Note 3)	$ 23	1,241,648						1,241,671
Issuance of common stock upon the reverse recapitalization, net of issuance costs of $42.8 million (Note 3) (in Shares)	191,254,950
Share-based compensation	$ 1	49,551						49,552
Share-based compensation (in Shares)	8,551,647
Foreign currency translation adjustments				(3,130)				(3,130)
Accretion for redeemable noncontrolling interests			(658)					(658)
Balance at Sep. 30, 2021	$ 30	$ 1,291,199	$ (585,460)	$ 4,983	$ 6,032			$ 716,784
Balance (in Shares) at Sep. 30, 2021	298,834,894